Share-based payments (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of Share-based payments [Abstract]
Disclosure of number and weighted average exercise prices of share options [text block]
As the number of stock options and the price of those options were made known to each allottee, the Plan has been considered as a fixed price grant. Stock option activity under the ASOP 2014 and ASOP 2007 Plan is as follows:

No. of options granted, exercised and forfeited	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
	2020	2020	2019	2019	2018	2018
Outstanding at the beginning of the year	4,588,300	78.84	5,180,440	78.79	5,837,400	73.55
Granted during the year	7,220,000	89.55	335,000	115.79	150,000	146.23
Forfeited during the year	(673,300)	67.55	(467,440)	79.10	(653,100)	79.10
Expired during the year	-	-	-	-	-	-
Exercised during the year	(78,900)	67.55	(459,700)	79.10	(153,860)	79.10
Outstanding at the end of the year	11,056,100	70.90	4,588,300	78.84	5,180,440	78.79
Exercisable at the end of the year	4,281,090	77.92	4,441,848	78.28	4,340,070	79.00

Disclosure of number and weighted average remaining contractual life of outstanding share options [text block]
A summary of information about fixed price stock options outstanding with respect to ASOP 2014 is furnished below:

As at	Range of exercise price in ₹	Number outstanding at March 31	Weighted average exercise price in ₹	Weighted average remaining contractual life	Number exercisable at March 31	Weighted average exercise price In ₹
March 31, 2020	57.66 - 146.23	11,056,100	70.90	0.80 - 5.84 years	4,281,090	70.90
March 31, 2019	57.66 - 146.23	4,588,300	78.84	0.80 - 5.84 years	4,441,848	78.84
March 31, 2018	57.66 - 146.23	5,180,440	57.66 - 146.23	0.06 - 4.81 years	4,340,070	78.79

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
The assumptions used in Black Scholes model to arrive at the fair value on grant date for the options granted during the year are summarised below:

Grant date	Apr 22, 2019	Jul 24, 2019	Jul 24, 2019	Oct 19, 2019
Category	Category III	Category II	Category III	Category III
Current market price	106.21	99.34	99.34	101.09
Exercise price	95.59	89.41	89.41	90.98
Expected term	2-5 years	1-4 years	2-5 years	2-5 years
Volatility	31.84% to 65.95%	33.07% to 65.08%	33.07% to 65.08%	31.53% to 60.63%
Dividend yield	12%	12%	12%	12%
Discount rate	2%	2%	2%	2%